Document and Entity Information	Aug. 15, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001746466
Document Type	8-K
Document Period End Date	Aug. 15, 2022
Entity Registrant Name	EQUILLIUM, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38692
Entity Tax Identification Number	82-1554746
Entity Address, Address Line One	2223 Avenida de la Playa
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	412-5302
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false